Finance Leases: Schedule of Carrying Amount and Maturities of Capital Lease Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Capital lease liabilities, Total Payable	$ 659,788
Capital lease liabilities, Interest	(187,632)
Capital lease liabilities, Net Payable	472,156
2012
Capital lease liabilities, Total Payable	156,802
Capital lease liabilities, Interest	(59,895)
Capital lease liabilities, Net Payable	96,907
2013
Capital lease liabilities, Total Payable	138,086
Capital lease liabilities, Interest	(46,518)
Capital lease liabilities, Net Payable	91,568
2014
Capital lease liabilities, Total Payable	117,920
Capital lease liabilities, Interest	(34,621)
Capital lease liabilities, Net Payable	83,299
2015
Capital lease liabilities, Total Payable	99,474
Capital lease liabilities, Interest	(23,911)
Capital lease liabilities, Net Payable	75,563
2016
Capital lease liabilities, Total Payable	69,727
Capital lease liabilities, Interest	(14,413)
Capital lease liabilities, Net Payable	55,314
2017 and later
Capital lease liabilities, Total Payable	77,779
Capital lease liabilities, Interest	(8,274)
Capital lease liabilities, Net Payable	$ 69,505